Employee benefits - Average Life Expectancy After Retirement (Details) - Defined benefit retirement plans	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Germany
Disclosure of defined benefit plans [line items]
Male	20 years	20 years
Female	24 years	24 years
Sweden
Disclosure of defined benefit plans [line items]
Male	22 years	23 years
Female	24 years	25 years
Austria
Disclosure of defined benefit plans [line items]
Male	21 years	21 years
Female	25 years	25 years
Italy
Disclosure of defined benefit plans [line items]
Male	20 years	20 years
Female	20 years	24 years